SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		1 Months Ended		0 Months Ended	12 Months Ended			3 Months Ended
	Jun. 03, 2013	Mar. 04, 2013	Sep. 25, 2013	May 23, 2013	Dec. 14, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2014 Subsequent Event [Member]	Mar. 28, 2014 Debt Issuance One [Member]	Mar. 28, 2014 Debt Issuance Two [Member]	Mar. 28, 2014 Warrants Exercised One [Member]	Mar. 28, 2014 Warrants Exercised Two [Member]	Mar. 28, 2014 Warrants Exercised Three [Member]	Mar. 28, 2014 Warrants Exercised Four [Member]
Subsequent Event [Line Items]
Minimum working capital						$ (2,000,000)		$ (4,500,000)
Interest rate									10.00%	10.00%
Debt issued									130,000	370,000
Maturity date									Jul. 15, 2014	Jul. 15, 2014
Warrants exercised, shares	25,000	375,000	1,720,000	300,000	62,500						25,000	58,035	59,210	25,000
Number of common shares called by warrant												125,000	125,000
Shares withheld to fund the exercise price												66,965	65,790
Proceeds from exercise of warrants	1,250	18,750	169,800	30,000	3,125	50,000	3,125				6,250			6,250
Market price												$ 0.56	$ 0.57
Exercise price of warrants	$ 0.05	$ 0.05		$ 0.10	$ 0.05							$ 0.30	$ 0.30
Maximum borrowing amount						$ 2,000,000		$ 4,000,000